WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	ARGENTINA — 1.3%
16,683	Globant S.A.*	$2,885,158
	AUSTRALIA — 3.8%
139,045	Appen Ltd.	3,541,619
539,873	Nanosonics Ltd.*	2,387,174
548,612	Zip Co., Ltd.*	2,338,725
		8,267,518
	BRAZIL — 3.2%
208,112	Azul S.A. - ADR*	2,401,613
387,910	Grupo SBF S.A.*	2,164,640
188,474	Notre Dame Intermedica Participacoes S.A.	2,412,016
		6,978,269
	CANADA — 7.1%
138,713	CAE, Inc.	2,070,081
26,095	Cargojet, Inc.	3,232,507
56,515	Descartes Systems Group, Inc.*	3,181,632
29,948	FirstService Corp.	3,581,687
22,639	Kinaxis, Inc.*	3,437,680
		15,503,587
	CHINA — 1.1%
40,420	Silergy Corp.	2,424,818
	DENMARK — 4.5%
10,880	ALK-Abello A/S*	3,087,157
52,380	Royal Unibrew A/S*	5,299,171
11,713	SimCorp A/S	1,367,669
		9,753,997
	FAROE ISLANDS — 1.4%
49,570	Bakkafrost P/F*	3,023,966
	FRANCE — 1.4%
24,815	SOITEC*	2,941,570
	GERMANY — 4.0%
67,555	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	3,589,033
79,425	Evotec S.E.*	2,101,474
6,550	Hypoport S.E.*	3,073,040
		8,763,547

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG — 0.8%
1,039,970	Ausnutria Dairy Corp. Ltd.*	$1,742,681
	INDIA — 4.7%
158,635	CreditAccess Grameen Ltd.*	1,082,763
1,123,260	Indian Energy Exchange Ltd.[1]	2,688,824
493,793	Syngene International Ltd.[1]	3,213,387
48,446	WNS Holdings Ltd. - ADR*	3,098,606
		10,083,580
	INDONESIA — 1.1%
10,030,610	Bank BTPN Syariah Tbk P.T.	2,378,669
	IRELAND — 1.1%
93,966	Keywords Studios PLC	2,339,617
	ITALY — 2.9%
102,315	Amplifon S.p.A.*	3,502,767
87,070	Interpump Group S.p.A.	2,863,217
		6,365,984
	JAPAN — 19.3%
23,115	As One Corp.	2,465,456
72,585	Asahi Intecc Co., Ltd.	2,025,208
26,165	BayCurrent Consulting, Inc.	3,169,380
84,600	eGuarantee, Inc.	1,910,158
60,570	Freee KK*	2,724,700
18,880	GMO Payment Gateway, Inc.	1,979,292
56,560	Hennge KK*	2,650,449
95,680	Japan Elevator Service Holdings Co., Ltd.	3,177,801
204,660	Japan Material Co., Ltd.	3,115,842
67,670	Kobe Bussan Co., Ltd.	4,199,846
63,199	Lasertec Corp.	5,580,128
20,400	Media Do Co., Ltd.	1,155,302
69,680	Nihon M&A Center, Inc.	3,392,930
58,650	Raksul, Inc.*	1,631,822
117,305	Rakus Co., Ltd.	2,708,462
		41,886,776
	MEXICO — 0.8%
626,630	Regional S.A.B. de C.V.*	1,621,833

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.3%
26,833	IMCD N.V.	$2,774,843
	NORWAY — 1.9%
442,965	Pexip Holding A.S.A.*	4,088,054
	RUSSIA — 1.0%
110,328	HeadHunter Group PLC - ADR	2,210,973
	SOUTH KOREA — 1.2%
29,444	Douzone Bizon Co., Ltd.	2,596,109
	SWEDEN — 11.9%
185,939	Avanza Bank Holding A.B.	3,625,619
79,792	Beijer Ref A.B.	3,111,590
141,884	Biotage A.B.*	2,574,185
55,762	Cellavision A.B.*	1,838,647
64,069	Indutrade A.B.*	3,244,792
144,223	Kambi Group PLC*	3,506,206
56,510	Sectra A.B. - B Shares*	3,884,158
129,959	Vitec Software Group A.B.	4,029,724
		25,814,921
	SWITZERLAND — 5.9%
7,395	Tecan Group A.G.	3,101,251
14,228	VAT Group A.G.[1]	2,712,981
25,461	Zur Rose Group A.G.*	7,035,061
		12,849,293
	TAIWAN — 1.4%
140,585	Airtac International Group	2,949,102
	UNITED ARAB EMIRATES — 1.2%
486,919	Network International Holdings PLC*,1	2,570,236
	UNITED KINGDOM — 10.6%
70,160	Avon Rubber PLC	3,055,436
95,905	Craneware PLC	2,058,963
95,313	Fevertree Drinks PLC	2,716,240
80,160	GAN Ltd.*	1,551,096
528,980	IntegraFin Holdings PLC	3,744,131
214,470	Softcat PLC	3,535,934
202,270	Team17 Group PLC*	1,615,194

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
397,190	Trainline PLC*,1	$2,136,424
63,096	Wizz Air Holdings PLC*,1	2,646,290
		23,059,708
	UNITED STATES — 1.3%
28,516	Elastic N.V.*	2,742,954
	TOTAL COMMON STOCKS
	(Cost $175,276,219)	208,617,763

Principal Amount
	SHORT-TERM INVESTMENTS — 7.1%
$15,397,805	UMB Money Market II Special, 0.01%[2]	15,397,805
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,397,805)	15,397,805
	TOTAL INVESTMENTS — 103.3%
	(Cost $190,674,024)	224,015,568
	Liabilities in Excess of Other Assets — (3.3)%	(7,096,853)
	TOTAL NET ASSETS — 100.0%	$216,918,715

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,968,142, which represents 7.36% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.